Income taxes - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 17.4	$ 19.6
Items generating unrecognized tax benefits	17.1	19.1
Interest and related penalties	$ 0.3	$ 0.5